Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net
9.	Property and Equipment, Net

Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
At cost:
Office equipment	4,133	4,137	634
Leasehold improvements	2,695	797	122
	6,828	4,934	756
Less: accumulated depreciation	(5,722)	(4,209)	(645)
Property and equipment, net	1,106	725	111

For the years ended December 31, 2018, 2019 and 2020, the Company recorded depreciation expenses of RMB1,373, RMB1,509 and RMB584 (US$90), respectively.